Investment Objectives and Goals - iShares Enhanced Large Cap Value Active ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES ENHANCED LARGE CAP VALUE ACTIVE ETF Ticker: ENHV Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced Large Cap Value Active ETF (the “Fund”) seeks long-term capital growth.